DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Class of Warrant or Rights [Line Items]
Schedule of derivative warrant liability

				Derivative warrant liability
	GM & Panasonic	Mitsui & Pallinghurst	IQ & CGF	Total
	$	$	$	$
Issuance	25,742	-	-	25,742
Fair value adjustment	(5,955)	-	-	(5,955)
Foreign exchange	(49)	-	-	(49)
Balance as of March 31, 2024	19,738	-	-	19,738
Issuance	-	11,107	-	11,107
Fair value adjustment	(10,550)	(4,060)	-	(14,610)
Foreign exchange	196	(9)	-	187
Balance as of June 30, 2024	9,384	7,038	-	16,422
Fair value adjustment	(5,859)	(4,395)	-	(10,254)
Foreign exchange	(130)	(96)	-	(226)
Balance as of September 30, 2024	3,395	2,547	-	5,942
Issuance	-	-	3,302	3,302
Fair value adjustment	1,052	789	4,078	5,919
Foreign exchange	225	167	34	426
Balance as of December 31, 2024	4,672	3,503	7,414	15,589

Disclosure of assumptions used to estimate the fair value of the derivative warrant liability

			December 31, 2024
	GM and Panasonic	Mitsui and Pallinghurst	IQ and CGF
Number of Warrants	25,000,000	18,750,000	39,682,538
Risk-Free Interest Rate	4.20%	4.20%	4.20%
Expected Volatility	59%	59%	59%
Stock Price at Valuation Date	US$1.59	US$1.59	US$1.59
Exercise Price	US$2.38	US$2.38	US$2.38
Average Fair Value per Warrant	US$0.13	US$0.13	US$0.13

Schedule of non-observable input, expected volatility, change in the fair value of the warrants

		Reasonably	Sensitivity [1]		Reasonably	Sensitivity [1]
	December 31, 2023	possible change	(Derivative liability)	December 31, 2024	possible change	(Derivative liability)
Observable inputs
Share price	US$2.61	+/- 10%	+0.4M/-0.3M	US$1.59	+/- 10%	+0M/0M
Foreign Exchange rate	1.32	+/-5%	+/-0.1M	1.44	+/-5%	+/-0M
Unobservable inputs
Expected volatility	48.5%	+/- 10%	+0.1/-0.3M	47.3%	+/- 10%	+0/0M
Credit spread	4.5%	+/-5%	+/-0.03M	3.0%	+/-5%	+/-0M

[1]Holding all other variables constant.

Derivative warrant liability
Class of Warrant or Rights [Line Items]
Schedule of non-observable input, expected volatility, change in the fair value of the warrants

			December 31, 2024
	GM and Panasonic	Mitsui and Pallinghurst	IQ and CGF
	$	$	$
10% increase in volatility	1,060	795	1,682
10% decrease in volatility	(1,011)	(758)	(1,604)